OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 1,760	$ 1,612
Derivative assets	142	72
Securities - FVTOCI	114	86
Restricted cash	350	241
Inventory	787	877
Other	332	289
Total other non-current assets	3,485	3,177
Right-of-use inventory assets	$ 33	$ 33